Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2016		Dec. 31, 2015
Prepaid Expenses and Other Current Assets [Abstract]
Prepayment of advertising fees	$ 492,672		$ 209,778
Advertising deposit	172,985		196,290
Advances to suppliers	701,033		1,272,519
VAT refund receivable	174,542		68,429
Interest receivable	237,013	[1]	65	[2]
Prepayment of office rental	524,805		170,536
Advances to Yinglibao	582,440
Advances to employees	747,000		331,095
Amounts due from equity method investee			212,904
Advances to consulting service fees	171,052
Insurance receivable (Note 23)	3,000,000
Consideration receivable	166,907
Other current assets	1,270,593		1,027,031
Total	$ 8,241,042		$ 3,488,647

[1]	The Group launched Qiribao, which is a new product on the wealth management platform (Yinglibao), in July 2016. Once an investor commits funds through the platform of Yinglibao to invest Qiribao, his funds are reinvested by the Group to purchase the held-to-maturity securities. Interest payable represented the interest expense that has been incurred but has not been paid to the Qiribao investors as of the date of the balance sheet. Due to the compliance requirement and our strategy, the Group will terminate the purchase of Qiribao starting on April 10, 2017, and all the held-to-maturity securities will be redeemed by the end of June 30, 2017.
[2]	The Group launched Qiribao, which is a new product on the wealth management platform (Yinglibao), in July 2016. Once an investor commits funds through the platform of Yinglibao to invest Qiribao, his funds are reinvested by the Group to purchase the held-to-maturity securities. Interest receivable derived from the held-to-maturity securities purchased by the Group. Due to the compliance requirement and our strategy, the Group will terminate the purchase of Qiribao starting on April 10, 2017, and all the held-to-maturity securities will be redeemed by the end of June 30, 2017.